Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Time Chartering and Bareboat Chartering [Member]
Operating lease, lease income	$ 372,781	$ 315,290	$ 688,583	$ 607,345
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Time charter and voyage revenues	Time charter and voyage revenues	Time charter and voyage revenues	Time charter and voyage revenues
Voyage Contracts [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 22,256	$ 3,568	$ 49,253	$ 8,798
Pooling Arrangements [Member]
Operating lease, lease income	$ 15,129	$ 8,700	$ 29,337	$ 15,527